Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2018
Disclosure of Deferred Tax [Abstract]
Disclosure of deferred taxes [text block]
22
Deferred tax assets and liabilities

(€ million)	December 31, 2018	December 31, 2017
Deferred tax liabilities, gross	7,956	10,169
Deferred tax assets available for offset	(3,684)	(4,269)
Deferred tax liabilities	4,272	5,900
Deferred tax assets, gross (net of accumulated write-down provisions)	7,615	8,347
Deferred tax liabilities available for offset	(3,684)	(4,269)
Deferred tax assets	3,931	4,078

The most significant temporary differences giving rise to net deferred tax liabilities are disclosed below:
(€ million)	Carrying amount at December 31, 2018	Carrying amount at December 31, 2017
Deferred tax liabilities
Accelerated tax depreciation	6,612	8,323
Difference between the fair value and the carrying amount of assets acquired	849	1,106
Site restoration and abandonment (tangible assets)	85	305
Application of the weighted average cost method in evaluation of inventories	44	70
Other	366	365
	7,956	10,169
Deferred tax assets, gross
Carry-forward tax losses	(5,528)	(5,240)
Site restoration and abandonment (provisions for contingencies)	(1,986)	(2,747)
Timing differences on depreciation and amortization	(2,104)	(2,164)
Accruals for impairment losses and provisions for contingencies	(1,460)	(1,404)
Impairment losses	(792)	(801)
Over/Under lifting	(604)	(395)
Employee benefits	(212)	(194)
Unrealized intercompany profits	(124)	(130)
Other	(546)	(534)
	(13,356)	(13,609)
Accumulated write-downs of deferred tax assets	5,741	5,262
Deferred tax assets, net	(7,615)	(8,347)

The following table summarizes the changes in deferred tax liabilities and assets:
(€ million)	Deferred tax liabilities	Deferred tax assets, gross	Accumulated write-downs of deferred tax assets	Deferred tax assets, net of impairments
2018
Carrying amount – beginning of the year	10,169	(13,609)	5,262	(8,347)
Changes in accounting principles (IFRS 15)	37	(237)		(237)
Carrying amount restated – beginning of the year	10,206	(13,846)	5,262	(8,584)
Additions	1,147	(1,478)	253	(1,225)
Deductions	(802)	1,523	(43)	1,480
Currency translation differences	283	(278)	71	(207)
Decrease through loss of control of subsidiary	(2,778)	813		813
Other changes	(100)	(90)	198	108
Carrying amount at the end of the year	7,956	(13,356)	5,741	(7,615)
2017
Carrying amount at the beginning of the year	10,953	(13,698)	5,622	(8,076)
Additions	1,171	(2,341)	212	(2,129)
Deductions	(835)	1,588	(349)	1,239
Currency translation differences	(1,123)	862	(202)	660
Other changes	3	(20)	(21)	(41)
Carrying amount at the end of the year	10,169	(13,609)	5,262	(8,347)

Carry-forward tax losses amounted to €19,108 million out of which €13,753 million can be used indefinitely. Carry-forward tax losses regarded Italian companies for €10,786 million and foreign companies for €8,322 million. Deferred tax assets recognized on these losses amounted to €2,615 million and €2,913 million, respectively.
Italian taxation law allows the carry-forward of tax losses indefinitely. Foreign taxation laws generally allow the carry-forward of tax losses over a period longer than five years, and in many cases, indefinitely. An average tax rate of
24
% was applied to tax losses of Italian subsidiaries to determine the portion of the carry-forwards tax losses, which will be utilized in future years to offset expected taxable profit. The corresponding rate for foreign subsidiaries was
35
%.
Accumulated write-down provisions of deferred tax assets related to Italian companies for €4,133 million and foreign companies for €1,608 million.